SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2014
SELECTED STATEMENTS OF INCOME DATA [Abstract]
Schedule of Research and Development Costs, Net
	Year ended December 31,
	2014	2013	2012

Total costs	$152,964	$140,935	$126,584
Less - grants and participations	(3,496)	(3,334)	(4,087)
Less - capitalization of software development costs	(908)	(1,038)	(1,110)

	$148,560	$136,563	$121,387

Schedule of Computation of Net Earnings Per Share

1.         Numerator:

	Year ended December 31,
	2014	2013	2012

Net income available to ordinary shareholders	$103,075	$55,275	$67,894

2.         Denominator (in thousands):

	Year ended December 31,
	2014	2013	2012

Denominator for basic net earnings per share -
Weighted average number of shares	59,362	60,388	60,905
Effect of dilutive securities:
Add - employee stock options and RSU	1,533	1,442	1,356

Denominator for diluted net earnings per share - adjusted weighted average shares	60,895	61,830	62,261

Schedule of Financial Income and Other, Net
	Year ended December 31,
	2014	2013	2012
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$5,268	$4,802	$4,230
Realized gain on marketable securities	16	-	2,095
Interest	349	1,505	2,616
Foreign currency translation	1,817	2,664	1,717

	7,450	8,971	10,658
Financial expenses:
Realized loss on marketable securities	-	-	(495)
Interest	(73)	(182)	(103)
Foreign currency translation	(2,502)	(3,486)	(2,368)
Other	(1,107)	(1,266)	(954)

	(3,682)	(4,934)	(3,920)

Other income (expenses), net	(3)	(110)	1,530

	$3,765	$3,927	$8,268